Vessel revenue - Voyage expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of attribution of expenses by nature to their function [line items]
Voyage expenses	$ 13,243	$ 92,698	$ 3,455
Bunker Consumption Expense
Disclosure of attribution of expenses by nature to their function [line items]
Voyage expenses	4,100	50,200
Port and Agency Expense
Disclosure of attribution of expenses by nature to their function [line items]
Voyage expenses	2,000	23,200
Voyage Related Insurance
Disclosure of attribution of expenses by nature to their function [line items]
Voyage expenses	1,200	7,700
Other Voyage Related Expense
Disclosure of attribution of expenses by nature to their function [line items]
Voyage expenses	$ 5,900	$ 11,600